Stock Based Compensation (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 27, 2011	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of cash proceeds received if units granted, internal rate of return			15.00%
Award vesting at IPO date			75.00%
Award vesting, percentage			25.00%
Share-based compensation	$ 1,100,000	$ 0	$ 42,500,000	$ 6,400,000
Period for recognition			5 years
Compensation cost not yet recognized			16,400,000
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			6,200,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			24,900,000
Performance Shares [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			6,000,000
Price per share			$ 20.00
Cash payment for Class B units			$ 6,000,000
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period for recognition				4 years